Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 £ / $	Jun. 30, 2025 € / $	Jun. 30, 2024 USD ($)	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $	Jun. 30, 2023 £ / $	Jun. 30, 2023 € / $
Disclosure of associates [line items]
Non-current assets	$ 31,825			$ 30,348
Current assets	17,497			15,126
Total assets	49,322			45,474
Non-current liabilities	(25,432)			(23,536)
Current liabilities	(10,712)			(9,868)
Total liabilities	(36,144)			(33,404)
Net assets	13,178			12,070
Closing foreign exchange rate		0.73	0.85		0.79	0.93	0.79	0.93
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	9,673			8,772
Current assets	13,496			12,025
Total assets	23,169			20,797
Non-current liabilities	(2,931)			(2,732)
Current liabilities	(4,881)			(4,285)
Total liabilities	(7,812)			(7,017)
Net assets	$ 15,357			$ 13,780
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / $			0.85			0.93